Earnings per share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income
Continuing operations	$ (332.9)	$ 235.6	$ 181.7
Effect of dilution	0	0	0
Net income	$ (332.9)	$ 235.6	$ 181.7
Weighted average shares outstanding
Weighted average number of shares issued, basic and diluted, continuing operations (in shares)	240.1	227.6	220.3
Weighted average number of shares issued, basic and diluted, effect of dilution (in shares)	0	0	0
Weighted average number of shares outstanding, basic and diluted, including effect of dilution (in shares)	240.1	227.6	220.3
Earnings per share
Basic and diluted earnings per share—continuing operations	$ (1.39)	$ 1.04	$ 0.82
Basic and diluted earnings per share—discontinued operations	$ 0.00	$ 0.00	$ 0.00
Basic and diluted earnings per share—total	$ (1.39)	$ 1.04	$ 0.82